LOAN RECEIVABLE (Narrative) (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income		$ 7,623,624	$ 7,815,780	$ 5,551,105
Xinjiang Deyuan [Member] | Long-term Debt [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cooperation Agreement Loan Principal Amount	$ 45,912,000				¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%				6.00%
Debt Instrument, Maturity Date	Jul. 31, 2018
Debt Instrument, Collateral		Deyuan Shareholders 58.02% equity interest in Xinjiang Deyuan.
Interest income		$ 2,514,936	2,661,700	$ 496,170
Interest Receivable Offset By Accounts Payable For The Purchase Of Plasma From Xinjiang Deyuan			675,933
Proceeds from Interest Received		$ 2,514,936	$ 1,985,767